111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

July 21, 2017

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 360 (the “Fund”)

(File No. 333-218993) (CIK# 1708260)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on June 27, 2017. We received comments from the staff of the Commission in a letter dated July 12, 2017 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The staff noted that the name of the Fund includes “modern innovators” and requested that the prospectus disclose that the Fund has a policy to invest, under normal circumstances, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) in issuers that are “modern innovators”. The staff also requested that the prospectus disclose the specific criteria used to identify issuers that are “modern innovators” for purposes of this investment policy. Disclosure has been updated in accordance with the staff’s comment, with the exception of “plus borrowings for investment purposes”. Unit investment trusts generally cannot employ leverage so we believe that the “plus borrowings for investment purposes” language is unnecessary and may cause unnecessary confusion.

Comment 2

The comment requests that disclosure of the Fund’s market capitalization policy (e.g. whether it invests in companies with small market capitalizations) be added to the prospectus along with any corresponding risks of such investments to the “Principal Risk Considerations” section of the prospectus. No market capitalization policy was used in selecting the Fund’s portfolio. Disclosure has been added in accordance with the staff’s comment.

Comment 3

The comment requests disclosure explaining the selection criteria that a company must “score highly” against its industry peer group. The last sentence of the second paragraph under “Investment Summary—Principal Investment Strategy” was revised to provide that a company must instead “outperform its industry average determined by Argus in at least two of the six performance criteria”.

Comment 4

The comment requests that a risk factor be added to the prospectus that describes the risks of investments in companies that are “modern innovators”. Disclosure has been added in accordance with the staff’s comment.

Comment 5

The comment requests that if the Fund will be concentrated in a particular sector, that the prospectus will identify such sector(s) in the “Principal Investment Strategy” section of the “Investment Summary” and disclose the risks of investments in such sector(s) in the “Principal Risk Considerations” section of the “Investment Summary”. Disclosure has been added relating to a concentration in the information technology sector. If the final portfolio includes a concentration in other sectors, appropriate disclosures will be added to the prospectus.

Comment 6

The comment requests that disclosure be added relating to the Fund’s investments in foreign issuers to the “Principal Investment Strategy” section of the “Investment Summary” as well as disclosure of the risk of investing in foreign issuers to the “Principal Risk Considerations” section of the “Investment Summary”. Disclosure has been added in accordance with the staff’s comment.

Comment 7

The comment requests that disclosure be added relating to the Fund’s investments in real estate investment trusts to the “Principal Investment Strategy” section of the “Investment Summary” as well as disclosure of the risk of investing in real estate investment trusts to the “Principal Risk Considerations” section of the “Investment Summary”. Disclosure has been added in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on August 1, 2017, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

          Chapman and Cutler LLP